FINANCIAL INSTRUMENTS - Liquidity risk (Details) - Liquidity risk - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS
Contractual obligations	R$ 24,409,608	R$ 27,538,705
Less than 1 year
FINANCIAL INSTRUMENTS
Contractual obligations	8,935,300	11,000,223
1-3 years
FINANCIAL INSTRUMENTS
Contractual obligations	2,587,752	2,303,366
4-5 years
FINANCIAL INSTRUMENTS
Contractual obligations	3,879,477	2,334,587
More than 5 years
FINANCIAL INSTRUMENTS
Contractual obligations	9,007,079	11,900,529
Trade accounts payable - Domestic market
FINANCIAL INSTRUMENTS
Contractual obligations	4,120,701	4,241,819
Trade accounts payable - Domestic market | Less than 1 year
FINANCIAL INSTRUMENTS
Contractual obligations	4,120,701	4,241,819
Trade accounts payable - Debtor risk
FINANCIAL INSTRUMENTS
Contractual obligations	584,320	653,085
Trade accounts payable - Debtor risk | Less than 1 year
FINANCIAL INSTRUMENTS
Contractual obligations	584,320	653,085
Trade accounts payable - Imports
FINANCIAL INSTRUMENTS
Contractual obligations	1,196,162	1,724,019
Trade accounts payable - Imports | Less than 1 year
FINANCIAL INSTRUMENTS
Contractual obligations	1,196,162	1,724,019
Loans and Financing
FINANCIAL INSTRUMENTS
Contractual obligations	15,355,211	17,262,024
Loans and Financing | Less than 1 year
FINANCIAL INSTRUMENTS
Contractual obligations	1,783,201	2,492,262
Loans and Financing | 1-3 years
FINANCIAL INSTRUMENTS
Contractual obligations	2,327,202	1,987,699
Loans and Financing | 4-5 years
FINANCIAL INSTRUMENTS
Contractual obligations	3,038,617	1,369,784
Loans and Financing | More than 5 years
FINANCIAL INSTRUMENTS
Contractual obligations	8,206,191	11,412,279
Debentures
FINANCIAL INSTRUMENTS
Contractual obligations	1,055,196	1,863,925
Debentures | Less than 1 year
FINANCIAL INSTRUMENTS
Contractual obligations	14,421	628,886
Debentures | 1-3 years
FINANCIAL INSTRUMENTS
Contractual obligations	199,915	270,236
Debentures | 4-5 years
FINANCIAL INSTRUMENTS
Contractual obligations	840,860	964,803
Related parties
FINANCIAL INSTRUMENTS
Contractual obligations	24,992	24,890
Related parties | Less than 1 year
FINANCIAL INSTRUMENTS
Contractual obligations	24,992	24,890
Fair value of derivatives
FINANCIAL INSTRUMENTS
Contractual obligations	20,648	19,056
Fair value of derivatives | Less than 1 year
FINANCIAL INSTRUMENTS
Contractual obligations	19,042	19,056
Fair value of derivatives | 1-3 years
FINANCIAL INSTRUMENTS
Contractual obligations	1,606
Other current liabilities
FINANCIAL INSTRUMENTS
Contractual obligations	1,192,461	1,216,206
Other current liabilities | Less than 1 year
FINANCIAL INSTRUMENTS
Contractual obligations	1,192,461	1,216,206
Other non-current liabilities
FINANCIAL INSTRUMENTS
Contractual obligations	859,917	533,681
Other non-current liabilities | 1-3 years
FINANCIAL INSTRUMENTS
Contractual obligations	59,029	45,431
Other non-current liabilities | More than 5 years
FINANCIAL INSTRUMENTS
Contractual obligations	R$ 800,888	R$ 488,250